Debt - Schedule of Long-term Debt (Details) $ / shares in Units, shares in Millions									12 Months Ended
		Aug. 11, 2017 USD ($)	Apr. 11, 2017 USD ($)	Oct. 27, 2016	Dec. 01, 2015 USD ($)	Jun. 18, 2015 USD ($)	Apr. 17, 2015 USD ($)	Feb. 12, 2015	Sep. 01, 2016 USD ($) shares d $ / shares		Sep. 03, 2015 USD ($)	Aug. 28, 2014 USD ($) payment	Apr. 26, 2016 USD ($)	Apr. 30, 2015 USD ($)	Feb. 03, 2015 USD ($)	Jul. 31, 2014 USD ($)	Feb. 28, 2014 USD ($)
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									$ 756,000,000		$ 1,089,000,000
Long-term debt									9,154,000,000		6,252,000,000
Debt									9,910,000,000		7,341,000,000
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Outstanding principal									10,551,000,000		8,038,000,000
Debt Instrument, Unamortized Discount and Debt Issuance Costs									(641,000,000)		(697,000,000)
Carrying Value of Debt									9,910,000,000		7,341,000,000
Leases, Capital [Abstract]
Proceeds from equipment sale-leaseback transactions									$ 765,000,000		291,000,000	$ 14,000,000
Convertible Debt [Abstract]
Share Price (in dollars per share) | $ / shares									$ 16.64
Redeemable convertible notes									$ 0		49,000,000
Interest Costs Incurred [Abstract]
Amortization of debt discount and issuance costs									126,000,000		138,000,000	167,000,000
Micron Technology, Inc.
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									75,000,000		655,000,000
Long-term debt									7,313,000,000		4,797,000,000
Debt									7,388,000,000		5,452,000,000
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Carrying Value of Debt									7,388,000,000		5,452,000,000
Subordinated Debt									5,170,000,000
Leases, Capital [Abstract]
Proceeds from equipment sale-leaseback transactions									216,000,000		0	0
Convertible Debt [Abstract]
Redeemable convertible notes									0		49,000,000
2033E and 2033F convertible senior notes
Convertible Debt [Abstract]
Redeemable convertible notes											49,000,000
Reorganization obligation
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									189,000,000		161,000,000
Long-term debt									680,000,000		701,000,000
Debt									$ 869,000,000		862,000,000
Effective interest rate (in thousandths)	[1]								6.25%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Remaining Term (in years)	[2]								3 years
Outstanding principal									$ 985,000,000		1,012,000,000
Debt Instrument, Unamortized Discount and Debt Issuance Costs									(116,000,000)		(150,000,000)
Carrying Value of Debt									869,000,000		862,000,000
Capital lease obligations
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt	[3]								380,000,000		326,000,000
Long-term debt	[3]								1,026,000,000		466,000,000
Debt	[3]								1,406,000,000		792,000,000
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Outstanding principal									1,406,000,000		792,000,000
Debt Instrument, Unamortized Discount and Debt Issuance Costs									0		0
Carrying Value of Debt	[3]								1,406,000,000		792,000,000
Leases, Capital [Abstract]
Capital Lease Obligations Incurred									$ 882,000,000		$ 324,000,000
Capital lease obligations | Weighted Average
Long-term Debt, by Current and Noncurrent [Abstract]
Effective interest rate (in thousandths)									3.30%		3.70%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Remaining Term (in years)	[2]								4 years
Leases, Capital [Abstract]
Debt instrument, original term									5 years		4 years
Percentage, Incurred in Current Period									3.10%		3.20%
Other Long-term Debt [Abstract]
Debt instrument, original term									5 years		4 years
Capital lease obligations | Micron Technology, Inc.
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									$ 70,000,000		$ 174,000,000
Long-term debt									171,000,000		40,000,000
Debt									241,000,000		214,000,000
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Carrying Value of Debt									$ 241,000,000		$ 214,000,000
Capital lease obligations | Micron Technology, Inc. | Weighted Average
Long-term Debt, by Current and Noncurrent [Abstract]
Effective interest rate (in thousandths)									3.40%		4.50%
Leases, Capital [Abstract]
Debt instrument, original term									4 years
Other Long-term Debt [Abstract]
Debt instrument, original term									4 years
Capital lease obligations | Sales-leaseback transactions
Leases, Capital [Abstract]
Proceeds from equipment sale-leaseback transactions									$ 765,000,000		$ 291,000,000
Secured Debt | 1.258% senior notes
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									87,000,000		87,000,000
Long-term debt									131,000,000		217,000,000
Debt									$ 218,000,000		304,000,000
Stated interest rate (in thousandths)	[1]								1.258%
Effective interest rate (in thousandths)	[1]								1.97%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Remaining Term (in years)	[2]								2 years
Outstanding principal									$ 231,000,000		323,000,000
Debt Instrument, Unamortized Discount and Debt Issuance Costs									(13,000,000)		(19,000,000)
Carrying Value of Debt									218,000,000		304,000,000
Debt Instrument, Face Amount												$ 462,000,000
Secured Debt [Abstract]
Debt Instrument, Collateral Amount									22,000,000
Debt instruments number of periodic payments | payment												10
Debt Instrument Payment Of Third Party Credit Enhancement Fee												$ 23,000,000
Secured Debt | 2022 senior secured term loan B
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									5,000,000		0
Long-term debt									730,000,000		0
Debt									$ 735,000,000		0
Stated interest rate (in thousandths)	[1]								6.64%
Effective interest rate (in thousandths)	[1]								7.10%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Remaining Term (in years)	[2]								6 years
Outstanding principal									$ 750,000,000		0
Debt Instrument, Unamortized Discount and Debt Issuance Costs									(15,000,000)		0
Carrying Value of Debt									735,000,000		0
Debt Instrument, Face Amount													$ 750,000,000
Secured Debt [Abstract]
Payments of debt issuance costs									$ 16,000,000
Debt Instrument Original Issuer Discount Percentage													1.00%
Debt Instrument, Quarterly Principal Amortization Percentage									0.25%
Secured Debt | 2022 senior secured term loan B | Variable Interest Rate Base Rate Option
Secured Debt [Abstract]
Margin on variable rate financing									5.00%
Other Long-term Debt [Abstract]
Margin on variable rate financing (in hundredths)									5.00%
Secured Debt | 2022 senior secured term loan B | Variable Interest Rate Base Rate Option | Subsequent Event
Secured Debt [Abstract]
Margin on variable rate financing				2.75%
Other Long-term Debt [Abstract]
Margin on variable rate financing (in hundredths)				2.75%
Secured Debt | 2022 senior secured term loan B | Federal Funds Effective Swap Rate | Variable Interest Rate Base Rate Option
Secured Debt [Abstract]
Margin on variable rate financing									0.50%
Other Long-term Debt [Abstract]
Margin on variable rate financing (in hundredths)									0.50%
Secured Debt | 2022 senior secured term loan B | LIBOR | Variable Interest Rate Base Rate Option
Secured Debt [Abstract]
Margin on variable rate financing									1.00%
Debt instrument variable reference rate period 1									1 month
Other Long-term Debt [Abstract]
Margin on variable rate financing (in hundredths)									1.00%
Debt Instrument Variable Reference Rate Period 1									1 month
Secured Debt | 2022 senior secured term loan B | LIBOR | Variable Interest Rate LIBOR Rate Option
Secured Debt [Abstract]
Margin on variable rate financing									6.00%
Debt instrument variable reference rate period 1									12 months
Other Long-term Debt [Abstract]
Margin on variable rate financing (in hundredths)									6.00%
Debt Instrument Variable Reference Rate Period 1									12 months
Secured Debt | 2022 senior secured term loan B | LIBOR | Variable Interest Rate LIBOR Rate Option | Subsequent Event
Secured Debt [Abstract]
Margin on variable rate financing				3.75%
Other Long-term Debt [Abstract]
Margin on variable rate financing (in hundredths)				3.75%
Secured Debt | 2022 senior secured term loan B | Micron Technology, Inc.
Long-term Debt, by Current and Noncurrent [Abstract]
Debt									$ 735,000,000		0
Stated interest rate (in thousandths)									6.46%
Effective interest rate (in thousandths)									7.10%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Carrying Value of Debt									$ 735,000,000		0
Secured Debt | Secured Notes 2022 TLB and 2023 Senior Secured Notes | Micron Technology, Inc.
Secured Debt [Abstract]
Debt Instrument, Collateral Amount									5,370,000,000
Secured Debt | 2023 senior secured notes
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									0		0
Long-term debt									1,237,000,000		0
Debt									$ 1,237,000,000		0
Stated interest rate (in thousandths)	[1]								7.50%
Effective interest rate (in thousandths)	[1]								7.69%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Remaining Term (in years)	[2]								7 years
Outstanding principal									$ 1,250,000,000		0
Debt Instrument, Unamortized Discount and Debt Issuance Costs									(13,000,000)		0
Carrying Value of Debt									$ 1,237,000,000		0
Debt Instrument, Face Amount													$ 1,250,000,000
Unsecured Debt [Abstract]
Debt Instrument, Redemption Price, Percentage									107.50%
Debt Instrument Redemption Price Percentage of Principal Amount Redeemable Using Equity Offering Proceeds									35.00%
Secured Debt [Abstract]
Payments of debt issuance costs									$ 13,000,000
Debt Instrument Redemption Price Percentage of Principal Amount Redeemable Using Equity Offering Proceeds									35.00%
Debt Instrument, Redemption Price, Percentage									107.50%
Secured Debt | 2023 senior secured notes | Micron Technology, Inc.
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									$ 0		0
Long-term debt									1,237,000,000		0
Debt									$ 1,237,000,000		0
Stated interest rate (in thousandths)									7.50%
Effective interest rate (in thousandths)									7.69%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Carrying Value of Debt									$ 1,237,000,000		0
Corporate bonds
Unsecured Debt [Abstract]
Debt Instrument, Domestic Restricted Subsidiaries, Ownership Percentage by Parent									80.00%
Corporate bonds | Maximum
Unsecured Debt [Abstract]
Debt Instrument Redemption Price Percentage of Principal Amount Redeemable Using Equity Offering Proceeds									35.00%
Secured Debt [Abstract]
Debt Instrument Redemption Price Percentage of Principal Amount Redeemable Using Equity Offering Proceeds									35.00%
Corporate bonds | 2022 senior notes
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									$ 0		0
Long-term debt									590,000,000		589,000,000
Debt									$ 590,000,000		589,000,000
Stated interest rate (in thousandths)	[1]								5.875%
Effective interest rate (in thousandths)	[1]								6.14%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Remaining Term (in years)	[2]								5 years
Outstanding principal									$ 600,000,000		600,000,000
Debt Instrument, Unamortized Discount and Debt Issuance Costs									(10,000,000)		(11,000,000)
Carrying Value of Debt									$ 590,000,000		589,000,000
Debt Instrument, Face Amount																	$ 600,000,000
Unsecured Debt [Abstract]
Debt Instrument, Redemption Price, Percentage	[4]								105.875%
Secured Debt [Abstract]
Debt Instrument, Redemption Price, Percentage	[4]								105.875%
Corporate bonds | 2022 senior notes | Subsequent Event
Other Long-term Debt [Abstract]
Face value of debt extinguished		$ 600,000,000
Corporate bonds | 2022 senior notes | Micron Technology, Inc.
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									$ 0		0
Long-term debt									590,000,000		589,000,000
Debt									$ 590,000,000		589,000,000
Stated interest rate (in thousandths)									5.875%
Effective interest rate (in thousandths)									6.14%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Carrying Value of Debt									$ 590,000,000		589,000,000
Corporate bonds | 2023 senior notes
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									0		0
Long-term debt									990,000,000		988,000,000
Debt									$ 990,000,000		988,000,000
Stated interest rate (in thousandths)	[1]								5.25%
Effective interest rate (in thousandths)	[1]								5.43%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Remaining Term (in years)	[2]								7 years
Outstanding principal									$ 1,000,000,000		1,000,000,000
Debt Instrument, Unamortized Discount and Debt Issuance Costs									(10,000,000)		(12,000,000)
Carrying Value of Debt									$ 990,000,000		988,000,000
Debt Instrument, Face Amount															$ 1,000,000,000
Unsecured Debt [Abstract]
Debt Instrument, Redemption Price, Percentage	[4]								105.25%
Secured Debt [Abstract]
Debt Instrument, Redemption Price, Percentage	[4]								105.25%
Corporate bonds | 2023 senior notes | Micron Technology, Inc.
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									$ 0		0
Long-term debt									990,000,000		988,000,000
Debt									$ 990,000,000		988,000,000
Stated interest rate (in thousandths)									5.25%
Effective interest rate (in thousandths)									5.43%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Carrying Value of Debt									$ 990,000,000		988,000,000
Corporate bonds | 2024 senior notes
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									0		0
Long-term debt									546,000,000		545,000,000
Debt									$ 546,000,000		545,000,000
Stated interest rate (in thousandths)	[1]								5.25%
Effective interest rate (in thousandths)	[1]								5.38%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Remaining Term (in years)	[2]								7 years
Outstanding principal									$ 550,000,000		550,000,000
Debt Instrument, Unamortized Discount and Debt Issuance Costs									(4,000,000)		(5,000,000)
Carrying Value of Debt									$ 546,000,000		545,000,000
Debt Instrument, Face Amount														$ 550,000,000
Unsecured Debt [Abstract]
Debt Instrument, Redemption Price, Percentage	[4]								105.25%
Secured Debt [Abstract]
Debt Instrument, Redemption Price, Percentage	[4]								105.25%
Corporate bonds | 2024 senior notes | Micron Technology, Inc.
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									$ 0		0
Long-term debt									546,000,000		545,000,000
Debt									$ 546,000,000		545,000,000
Stated interest rate (in thousandths)									5.25%
Effective interest rate (in thousandths)									5.38%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Carrying Value of Debt									$ 546,000,000		545,000,000
Corporate bonds | 2025 senior notes
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									0		0
Long-term debt									1,139,000,000		1,138,000,000
Debt									$ 1,139,000,000		1,138,000,000
Stated interest rate (in thousandths)	[1]								5.50%
Effective interest rate (in thousandths)	[1]								5.56%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Remaining Term (in years)	[2]								8 years
Outstanding principal									$ 1,150,000,000		1,150,000,000
Debt Instrument, Unamortized Discount and Debt Issuance Costs									(11,000,000)		(12,000,000)
Carrying Value of Debt									$ 1,139,000,000		1,138,000,000
Debt Instrument, Face Amount																$ 1,150,000,000
Unsecured Debt [Abstract]
Debt Instrument, Redemption Price, Percentage	[4]								105.50%
Secured Debt [Abstract]
Debt Instrument, Redemption Price, Percentage	[4]								105.50%
Corporate bonds | 2025 senior notes | Subsequent Event
Other Long-term Debt [Abstract]
Face value of debt extinguished			$ 631,000,000
Corporate bonds | 2025 senior notes | Micron Technology, Inc.
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									$ 0		0
Long-term debt									1,139,000,000		1,138,000,000
Debt									$ 1,139,000,000		1,138,000,000
Stated interest rate (in thousandths)									5.50%
Effective interest rate (in thousandths)									5.56%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Carrying Value of Debt									$ 1,139,000,000		1,138,000,000
Corporate bonds | 2026 senior notes
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									0		0
Long-term debt									446,000,000		446,000,000
Debt									$ 446,000,000		446,000,000
Stated interest rate (in thousandths)	[1]								5.625%
Effective interest rate (in thousandths)	[1]								5.73%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Remaining Term (in years)	[2]								9 years
Outstanding principal									$ 450,000,000		450,000,000
Debt Instrument, Unamortized Discount and Debt Issuance Costs									(4,000,000)		(4,000,000)
Carrying Value of Debt									$ 446,000,000		446,000,000
Debt Instrument, Face Amount														$ 450,000,000
Unsecured Debt [Abstract]
Debt Instrument, Redemption Price, Percentage	[4]								105.625%
Secured Debt [Abstract]
Debt Instrument, Redemption Price, Percentage	[4]								105.625%
Corporate bonds | 2026 senior notes | Subsequent Event
Other Long-term Debt [Abstract]
Face value of debt extinguished			$ 321,000,000
Corporate bonds | 2026 senior notes | Micron Technology, Inc.
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									$ 0		0
Long-term debt									446,000,000		446,000,000
Debt									$ 446,000,000		446,000,000
Stated interest rate (in thousandths)									5.625%
Effective interest rate (in thousandths)									5.73%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Carrying Value of Debt									$ 446,000,000		446,000,000
Convertible Debt
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Outstanding principal									$ 1,898,000,000
Convertible Debt [Abstract]
Underlying Shares (in shares) | shares									119
Conversion Value in Excess of Principal	[5]								$ 527,000,000
Conversion rights, minimum number of trading days (in days) | d									20
Conversion rights, consecutive trading period (in days)									30 days
Conversion rights, threshold percentage of applicable conversion price (in hundredths)									130.00%
Equity component of convertible debt included in additional paid in capital									$ 308,000,000		265,000,000
Interest Costs Incurred [Abstract]
Contractual interest expense									51,000,000		59,000,000	66,000,000
Amortization of debt discount and issuance costs									36,000,000		42,000,000	66,000,000
Convertible note interest expense									$ 87,000,000		101,000,000	132,000,000
Convertible Debt | Micron Technology, Inc.
Convertible Debt [Abstract]
Conversion rights, minimum number of trading days (in days) | d									20
Conversion rights, consecutive trading period (in days)									30 days
Conversion rights, threshold percentage of applicable conversion price (in hundredths)									130.00%
Convertible Debt | 2032C convertible senior notes
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									$ 0	[6]	0
Long-term debt									204,000,000	[6]	197,000,000
Debt									$ 204,000,000	[6]	197,000,000
Stated interest rate (in thousandths)	[1]								2.375%
Effective interest rate (in thousandths)	[1]								5.95%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Remaining Term (in years)	[2]								3 years
Outstanding principal									$ 223,000,000		224,000,000
Debt Instrument, Unamortized Discount and Debt Issuance Costs									(19,000,000)		(27,000,000)
Carrying Value of Debt									$ 204,000,000	[6]	197,000,000
Convertible Debt [Abstract]
Holder Put Date, Earliest	[7]								May 31, 2019
Underlying Shares (in shares) | shares									23
Conversion Price Per Share | $ / shares									$ 9.63
Conversion Price Per Share Threshold (dollars per share) | $ / shares	[8]								$ 12.52
Conversion Value in Excess of Principal	[5]								$ 163,000,000
Equity component of convertible debt included in additional paid in capital									$ 41,000,000		41,000,000
Conversion rate (in shares)									103.8907
Principal amount per debenture used In conversion rate									$ 1,000
Interest Costs Incurred [Abstract]
Contractual interest expense									5,000,000		8,000,000	11,000,000
Amortization of debt discount and issuance costs									7,000,000		9,000,000	12,000,000
Convertible Debt | 2032C convertible senior notes | Micron Technology, Inc.
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									0		0
Long-term debt									204,000,000		197,000,000
Debt									$ 204,000,000		197,000,000
Stated interest rate (in thousandths)									2.375%
Effective interest rate (in thousandths)									5.95%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Carrying Value of Debt									$ 204,000,000		197,000,000
Convertible Debt | 2032D convertible senior notes
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									0	[6]	0
Long-term debt									154,000,000	[6]	150,000,000
Debt									$ 154,000,000	[6]	150,000,000
Stated interest rate (in thousandths)	[1]								3.125%
Effective interest rate (in thousandths)	[1]								6.33%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Remaining Term (in years)	[2]								5 years
Outstanding principal									$ 177,000,000		177,000,000
Debt Instrument, Unamortized Discount and Debt Issuance Costs									(23,000,000)		(27,000,000)
Carrying Value of Debt									$ 154,000,000	[6]	150,000,000
Convertible Debt [Abstract]
Holder Put Date, Earliest	[7]								May 31, 2021
Underlying Shares (in shares) | shares									18
Conversion Price Per Share | $ / shares									$ 9.98
Conversion Price Per Share Threshold (dollars per share) | $ / shares	[8]								$ 12.97
Conversion Value in Excess of Principal	[5]								$ 118,000,000
Equity component of convertible debt included in additional paid in capital									$ 35,000,000		35,000,000
Conversion rate (in shares)									100.1803
Principal amount per debenture used In conversion rate									$ 1,000
Interest Costs Incurred [Abstract]
Contractual interest expense									6,000,000		9,000,000	13,000,000
Amortization of debt discount and issuance costs									4,000,000		6,000,000	8,000,000
Convertible Debt | 2032D convertible senior notes | Micron Technology, Inc.
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									0		0
Long-term debt									154,000,000		150,000,000
Debt									$ 154,000,000		150,000,000
Stated interest rate (in thousandths)									3.125%
Effective interest rate (in thousandths)									6.33%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Carrying Value of Debt									$ 154,000,000		150,000,000
Convertible Debt | 2032C and 2032D convertible senior notes
Convertible Debt [Abstract]
Conversion rights, minimum number of trading days (in days) | d									20
Conversion rights, consecutive trading period (in days)									30 days
Conversion rights, threshold percentage of applicable conversion price (in hundredths)									130.00%
Conversion rights, maximum percentage of product of stock price and conversion rate (in hundredths)									98.00%
Make whole premium discount rate									1.50%
Convertible Debt | 2033E convertible senior notes
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt	[6]								$ 0		217,000,000
Long-term debt	[6]								168,000,000		0
Debt	[6]								$ 168,000,000		217,000,000
Stated interest rate (in thousandths)	[1]								1.625%
Effective interest rate (in thousandths)	[1]								4.50%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Remaining Term (in years)	[2]								1 year
Outstanding principal									$ 176,000,000		233,000,000
Debt Instrument, Unamortized Discount and Debt Issuance Costs									(8,000,000)		(16,000,000)
Carrying Value of Debt	[6]								$ 168,000,000		217,000,000
Convertible Debt [Abstract]
Holder Put Date, Earliest	[7]								Feb. 28, 2018
Underlying Shares (in shares) | shares									16
Conversion Price Per Share | $ / shares									$ 10.93
Conversion Price Per Share Threshold (dollars per share) | $ / shares	[8]								$ 14.21
Conversion Value in Excess of Principal	[5]								$ 91,000,000
Redeemable convertible notes											16,000,000
Equity component of convertible debt included in additional paid in capital									18,000,000		8,000,000
Interest Costs Incurred [Abstract]
Contractual interest expense									3,000,000		5,000,000	5,000,000
Amortization of debt discount and issuance costs									5,000,000		7,000,000	7,000,000
Convertible Debt | 2033E convertible senior notes | Micron Technology, Inc.
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									0		217,000,000
Long-term debt									168,000,000		0
Debt									$ 168,000,000		217,000,000
Stated interest rate (in thousandths)									1.625%
Effective interest rate (in thousandths)									4.50%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Carrying Value of Debt									$ 168,000,000		217,000,000
Convertible Debt | 2033F convertible senior note
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt	[6]								0		264,000,000
Long-term debt	[6]								271,000,000		0
Debt	[6]								$ 271,000,000		264,000,000
Stated interest rate (in thousandths)	[1]								2.125%
Effective interest rate (in thousandths)	[1]								4.93%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Remaining Term (in years)	[2]								3 years
Outstanding principal									$ 297,000,000		297,000,000
Debt Instrument, Unamortized Discount and Debt Issuance Costs									(26,000,000)		(33,000,000)
Carrying Value of Debt	[6]								$ 271,000,000		264,000,000
Convertible Debt [Abstract]
Holder Put Date, Earliest	[7]								Feb. 28, 2020
Underlying Shares (in shares) | shares									27
Conversion Price Per Share | $ / shares									$ 10.93
Conversion Price Per Share Threshold (dollars per share) | $ / shares	[8]								$ 14.21
Conversion Value in Excess of Principal	[5]								$ 155,000,000
Redeemable convertible notes											33,000,000
Equity component of convertible debt included in additional paid in capital									41,000,000		8,000,000
Interest Costs Incurred [Abstract]
Contractual interest expense									6,000,000		6,000,000	6,000,000
Amortization of debt discount and issuance costs									7,000,000		7,000,000	6,000,000
Convertible Debt | 2033F convertible senior note | Micron Technology, Inc.
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									0		264,000,000
Long-term debt									271,000,000		0
Debt									$ 271,000,000		264,000,000
Stated interest rate (in thousandths)									2.125%
Effective interest rate (in thousandths)									4.93%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Carrying Value of Debt									$ 271,000,000		264,000,000
Convertible Debt | 2033E and 2033F convertible senior notes
Convertible Debt [Abstract]
Conversion Price Per Share | $ / shares									$ 10.93
Conversion Price Per Share Threshold (dollars per share) | $ / shares									$ 14.21
Conversion rights, minimum number of trading days (in days) | d									20
Conversion rights, consecutive trading period (in days)									30 days
Conversion rights, threshold percentage of applicable conversion price (in hundredths)									130.00%
Conversion rate (in shares)									91.4808
Principal amount per debenture used In conversion rate									$ 1,000
Conversion rights, maximum percentage of product of stock price and conversion rate (in hundredths)									98.00%
Convertible Debt | 2043G convertible senior notes
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									$ 0		0
Long-term debt									657,000,000		644,000,000
Debt	[9]								$ 657,000,000		644,000,000
Stated interest rate (in thousandths)	[1]								3.00%
Effective interest rate (in thousandths)	[1]								6.76%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Remaining Term (in years)	[2]								12 years
Outstanding principal	[9]								$ 1,025,000,000		1,025,000,000
Debt Instrument, Unamortized Discount and Debt Issuance Costs	[9]								(368,000,000)		(381,000,000)
Carrying Value of Debt	[9]								657,000,000		644,000,000
Debt Instrument, Face Amount									$ 1,025,000,000
Convertible Debt [Abstract]
Holder Put Date, Earliest	[7]								Nov. 30, 2028
Underlying Shares (in shares) | shares									35
Conversion Price Per Share | $ / shares									$ 29.16
Conversion Price Per Share Threshold (dollars per share) | $ / shares	[8]								$ 37.91
Conversion Value in Excess of Principal	[5]								$ 0
Conversion rights, minimum number of trading days (in days) | d									20
Conversion rights, consecutive trading period (in days)									30 days
Conversion rights, threshold percentage of applicable conversion price (in hundredths)									130.00%
Equity component of convertible debt included in additional paid in capital									$ 173,000,000		173,000,000
Conversion rate (in shares)									34.2936
Principal amount per debenture used In conversion rate									$ 1,000
Conversion rights, maximum percentage of product of stock price and conversion rate (in hundredths)									98.00%
Debt Instrument Issued At A Discount Original Principal Amount									$ 820,000,000
Debt Instrument Discounted Issue Price Per Debenture									800
Debt Instrument, Scheduled Accreted Principal Amount									917,000,000
Interest Costs Incurred [Abstract]
Contractual interest expense									31,000,000		31,000,000	24,000,000
Amortization of debt discount and issuance costs									13,000,000		13,000,000	9,000,000
Convertible Debt | 2043G convertible senior notes | Micron Technology, Inc.
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									0		0
Long-term debt									657,000,000		644,000,000
Debt									$ 657,000,000		644,000,000
Stated interest rate (in thousandths)									3.00%
Effective interest rate (in thousandths)									6.76%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Carrying Value of Debt									$ 657,000,000		644,000,000
Convertible Debt | Other Notes
Interest Costs Incurred [Abstract]
Contractual interest expense									0		0	7,000,000
Amortization of debt discount and issuance costs									0		0	$ 24,000,000
Notes Payable, Other Payables
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									95,000,000		34,000,000
Long-term debt									185,000,000		171,000,000
Debt									280,000,000		205,000,000
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Outstanding principal									281,000,000		205,000,000
Debt Instrument, Unamortized Discount and Debt Issuance Costs									(1,000,000)		0
Carrying Value of Debt									$ 280,000,000		205,000,000
Notes Payable, Other Payables | Weighted Average
Long-term Debt, by Current and Noncurrent [Abstract]
Stated interest rate (in thousandths)	[1]								2.485%
Effective interest rate (in thousandths)	[1]								2.65%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Remaining Term (in years)	[2]								3 years
Notes Payable, Other Payables | Micron Technology, Inc.
Long-term Debt, by Current and Noncurrent [Abstract]
Current debt									$ 0		0
Long-term debt									10,000,000		60,000,000
Debt									$ 10,000,000		60,000,000
Stated interest rate (in thousandths)									1.65%
Effective interest rate (in thousandths)									1.65%
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Carrying Value of Debt									$ 10,000,000		$ 60,000,000
Notes Payable, Other Payables | Revolving Credit Facility 4
Long-term Debt, by Current and Noncurrent [Abstract]
Debt									75,000,000
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Carrying Value of Debt									75,000,000
Leases, Capital [Abstract]
Debt instrument, original term								5 years
Other Long-term Debt [Abstract]
Debt instrument, original term								5 years
Line of Credit Facility, Maximum Borrowing Capacity									$ 750,000,000
Percentage of collateral to face value of issued and ouststanding credit facility									80.00%
Draw on facility agreement							$ 75,000,000
Line of Credit Facility, Remaining Borrowing Capacity									$ 488,000,000
Notes Payable, Other Payables | Revolving Credit Facility 4 | LIBOR | Minimum
Secured Debt [Abstract]
Margin on variable rate financing									1.75%
Other Long-term Debt [Abstract]
Margin on variable rate financing (in hundredths)									1.75%
Notes Payable, Other Payables | Revolving Credit Facility 4 | LIBOR | Maximum
Secured Debt [Abstract]
Margin on variable rate financing									2.25%
Other Long-term Debt [Abstract]
Margin on variable rate financing (in hundredths)									2.25%
Notes Payable, Other Payables | Revolving Credit Facility 3
Other Long-term Debt [Abstract]
Face value of debt extinguished									$ 50,000,000
Notes Payable, Other Payables | Revolving Credit Facility 3 | Micron Technology, Inc.
Other Long-term Debt [Abstract]
Face value of debt extinguished									50,000,000
Notes Payable, Other Payables | Secured Debt 6
Long-term Debt, by Current and Noncurrent [Abstract]
Debt									155,000,000
Long-term Debt and Capital Lease Obligations, Net, Alternative [Abstract]
Carrying Value of Debt									$ 155,000,000
Leases, Capital [Abstract]
Debt instrument, original term					3 years
Other Long-term Debt [Abstract]
Debt instrument, original term					3 years
Proceeds from Issuance of Other Long-term Debt					$ 174,000,000	$ 40,000,000
Notes Payable, Other Payables | Secured Debt 6 | LIBOR
Secured Debt [Abstract]
Debt instrument variable reference rate period 1									3 months
Other Long-term Debt [Abstract]
Debt Instrument Variable Reference Rate Period 1									3 months
Notes Payable, Other Payables | Secured Debt 6 | LIBOR | Maximum
Secured Debt [Abstract]
Margin on variable rate financing									2.20%
Other Long-term Debt [Abstract]
Margin on variable rate financing (in hundredths)									2.20%

[1]	As of September 1, 2016.
[2]	Expected remaining term for amortization of the remaining unamortized discount and debt issuance costs as of September 1, 2016. Expected remaining term for capital lease obligations and other notes payable is the weighted-average remaining term.
[3]	Weighted-average imputed rate of 3.3% and 3.7% as of September 1, 2016 and September 3, 2015, respectively.
[4]	If we redeem prior to the applicable date with net cash proceeds of one or more equity offerings, the price is equal to the amount specified above, together with accrued and unpaid interest, subject to a maximum redemption of 35% of the aggregate principal amount of the respective notes being redeemed.
[5]	Based on our closing share price of $16.64 as of September 1, 2016.
[6]	Since the closing price of our common stock for at least 20 trading days in the 30 trading day period ended on June 30, 2016 did not exceed 130% of the conversion price per share, these notes were not convertible by the holders during the calendar quarter ended September 30, 2016. The closing price of our common stock exceeded the thresholds for the calendar quarter ended September 30, 2016; therefore, these notes are convertible by the holders through December 31, 2016. The 2033 Notes were classified as current as of 2015 because the terms of these notes require us to pay cash for the principal amount of any converted notes and holders of these notes had the right to convert their notes as of that date.
[7]	The terms of our convertible notes give holders the right to require us to repurchase all or a portion of their notes at a date prior to the contractual maturities of the notes at a price equal to the principal amount thereof plus accrued interest.
[8]	Holders have the right to convert all or a portion of their notes at a date prior to the contractual maturity if, during any calendar quarter, the closing price of our common stock for at least 20 trading days in the 30 consecutive trading days ending on the last trading day of the preceding calendar quarter is more than 130% of the conversion price. The closing price of our common stock exceeded the thresholds for the calendar quarter ended September 30, 2016 for our 2032 Notes and 2033 Notes; therefore, those notes are convertible by the holders through December 31, 2016.
[9]	The 2043G Notes have an original principal amount of $820 million that accretes up to $917 million through the expected term in November 2028 and $1.03 billion at maturity in 2043. The discount is based on the principal at maturity.